OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES (Details) $ in Millions, Rp in Billions		12 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES
Operation and maintenance			Rp 25,215	Rp 19,929	Rp 17,047
Radio frequency usage charges (Note 33c.i)			5,473	4,276	3,687
Leased lines and CPE			5,125	5,255	4,141
Concession fees and USO charges			2,297	2,249	2,217
Cost of sales of handset (Note 8)			1,860	1,544	1,481
Electricity, gas and water			1,051	1,037	960
Cost of SIM cards and vouchers (Note 8)			866	914	624
Tower leases			480	472	322
Vehicles rental and supporting facilities			413	301	367
Insurance			193	294	256
Other			920	332	161
Total	Rp 43,893	$ 3,052	Rp 43,893	Rp 36,603	Rp 31,263